Retirement Benefits - Net Periodic Benefit Cost (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012 Qualified Pension Benefits [Member]	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Jun. 30, 2012 SERP Pension Benefits [Member]	Dec. 31, 2011 SERP Pension Benefits [Member]	Dec. 31, 2010 SERP Pension Benefits [Member]	Jun. 30, 2012 Other Benefit [Member]	Dec. 31, 2011 Other Benefit [Member]	Dec. 31, 2010 Other Benefit [Member]	Jun. 30, 2012 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET ENERGY SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2011 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2012 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2011 PUGET ENERGY Other Benefit [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Qualified Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. SERP Pension Benefits [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Jun. 30, 2012 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Jun. 30, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2009 PUGET SOUND ENERGY, INC. Other Benefit [Member]	Dec. 31, 2009 Successor [Member] Qualified Pension Benefits [Member]	Dec. 31, 2011 Successor [Member] Qualified Pension Benefits [Member]	Dec. 31, 2010 Successor [Member] Qualified Pension Benefits [Member]	Dec. 31, 2009 Successor [Member] SERP Pension Benefits [Member]	Dec. 31, 2011 Successor [Member] SERP Pension Benefits [Member]	Dec. 31, 2010 Successor [Member] SERP Pension Benefits [Member]	Dec. 31, 2009 Successor [Member] Other Benefit [Member]	Dec. 31, 2011 Successor [Member] Other Benefit [Member]	Dec. 31, 2010 Successor [Member] Other Benefit [Member]	Feb. 05, 2009 Predecessor [Member] Qualified Pension Benefits [Member]	Feb. 05, 2009 Predecessor [Member] SERP Pension Benefits [Member]	Feb. 05, 2009 Predecessor [Member] Other Benefit [Member]
Components of net periodic benefit cost:
Service cost	$ (8,463)	$ (15,822)	$ (16,089)	$ (537)	$ (1,241)	$ (1,024)	$ (70)	$ (113)	$ (106)	$ 4,229	$ 4,059	$ 8,463	$ 8,119	$ 268	$ 310	$ 537	$ 620	$ 32	$ 31	$ 70	$ 62	$ 4,229	$ 4,059	$ 8,463	$ 8,119	$ 15,822	$ 16,089	$ 14,141	$ 268	$ 310	$ 537	$ 620	$ 1,241	$ 1,024	$ 1,068	$ 32	$ 31	$ 70	$ 62	$ 113	$ 106	$ 125	$ 12,469	$ 15,822	$ 16,089	$ 951	$ 1,241	$ 1,024	$ 114	$ 113	$ 106	$ 1,090	$ 89	$ 11
Interest cost	(12,993)	(26,263)	(27,975)	(1,076)	(2,192)	(2,165)	(375)	(807)	(880)	6,551	6,630	12,993	13,259	538	548	1,076	1,096	188	204	375	409	6,551	6,630	12,993	13,259	26,263	27,975	27,734	538	548	1,076	1,096	2,192	2,165	2,315	188	204	375	409	806	880	960	25,912	26,263	27,975	2,178	2,192	2,165	894	806	880	2,302	193	89
Expected return on plan assets										(9,101)	(8,860)	(18,102)	(17,720)	0	0	0	0	(109)	(125)	(218)	(250)	(10,434)	(11,056)	(20,767)	(22,112)	(44,128)	(43,892)	(43,453)	0	0	0	0	0	0	0	(109)	(125)	(217)	(250)	(502)	(509)	(455)	(27,583)	(35,344)	(32,941)				(379)	(502)	(510)	(3,585)		(37)
Amortization of prior service cost/(credit)										(495)	(495)	(990)	(990)	0	0	0	0	0	0	0	0	(393)	(394)	(787)	(786)	(1,573)	548	1,134	74	141	146	281	563	562	616	9	16	18	31	63	132	83	0	(1,980)	(165)	0	0	0	0	0	0	95	51	7
Amortization of net loss/(gain)										234	0	384	0	176	90	351	180	17	1	27	1	3,790	2,695	7,508	5,389	10,250	7,325	3,702	358	298	716	598	1,194	769	886	(63)	(109)	(123)	(217)	(481)	(553)	(460)	0	0	70	0	360	0	0	(46)	(67)	269	74	(15)
Amortization of transition obligation																						0	0	0	0	0	0	0	0	0	0	0	0	0	0	12	13	25	25	50	50	50							0	0	0			4
Net periodic benefit cost										$ 1,418	$ 1,334	$ 2,748	$ 2,668	$ 982	$ 948	$ 1,964	$ 1,896	$ 128	$ 111	$ 254	$ 222	$ 3,743	$ 1,934	$ 7,410	$ 3,869	$ 6,634	$ 8,045	$ 3,258	$ 1,238	$ 1,297	$ 2,475	$ 2,595	$ 5,190	$ 4,520	$ 4,885	$ 69	$ 30	$ 148	$ 60	$ 49	$ 106	$ 303	$ 10,798	$ 4,761	$ 11,028	$ 3,129	$ 3,793	$ 3,189	$ 629	$ 371	$ 409	$ 171	$ 407	$ 59